UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value

Building Products — 0.2%
Masonite Worldwide Holdings		4,901	$181,337
Nortek, Inc.		960	39,360

			220,697

Containers & Packaging — 0.3%
Smurfit-Stone Container Corp.		14,168	338,615

Independent Power Producers & Energy Traders — 0.4%
NRG Energy, Inc.		25,000	484,500

Machinery — 0.0%
Accuride Corp.		1,392	16,151

Software — 0.1%
Bankruptcy Management Solutions, Inc.		251	125
HMH Holdings/EduMedia		40,383	201,915

			202,040

Specialty Retail — 0.1%
Lazydays RV Center, Inc.		16,505	104,477

Wireless Telecommunication Services — 0.1%
FiberTower Corp.		38,271	166,862

Total Common Stocks – 1.2%			1,533,342

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	USD	120	121,800
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		240	267,900

			389,700

Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		344	343,583
Series 2, 12.38%, 10/08/15		347	346,792

			690,375

Airlines — 2.5%
Air Canada, 9.25%, 8/01/15 (b)		490	512,050
American Airlines, Inc., 10.50%, 10/15/12		440	480,700
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		160	167,600
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		270	277,762

Corporate Bonds	Par (000)		Value

Airlines (concluded)
Continental Airlines, Inc. (concluded):
Series 2010-1-B, 6.00%, 7/12/20 (c)	USD	200	$202,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		499	542,527
United Air Lines, Inc., 12.75%, 7/15/12		843	945,729

			3,128,368

Auto Components — 1.6%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		100	108,250
11.25%, 11/01/15 (d)		83	90,055
Delphi International Holdings Unsecured, 12.00%, 10/06/14		4	4,012
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,498,675
Stanadyne Corp., Series 1, 10.00%, 8/15/14		335	335,000

			2,035,992

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		125	133,750
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	115	152,634

			286,384

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	248	249,845

Building Products — 3.3%
Associated Materials LLC, 9.13%, 11/01/17 (b)		220	224,400
Building Materials Corp. of America (b):
6.88%, 8/15/18		245	240,100
7.00%, 2/15/20		290	298,700
CPG International I, Inc., 10.50%, 7/01/13		540	548,775
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)		590	587,050
Nortek, Inc.:
11.00%, 12/01/13		964	1,014,890
10.00%, 12/01/18 (b)		490	490,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		670	710,200

			4,114,115

Capital Markets — 0.8%
American Capital Ltd., 8.96%, 12/31/13		230	238,984
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (e)(f)		295	420,744
KKR Group Finance Co., 6.38%, 9/29/20 (b)		300	304,999

			964,727

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
USD	U.S. Dollar

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15	USD	400	$400,500
CF Industries, Inc.:
6.88%, 5/01/18		205	224,988
7.13%, 5/01/20		360	402,750
Chemtura Corp., 7.88%, 9/01/18 (b)		245	259,087
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		75	79,500
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		345	355,350
9.00%, 11/15/20 (b)		170	168,725
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	130	170,433
8.63%, 3/15/21	USD	230	243,800
Ineos Finance Plc, 9.00%, 5/15/15 (b)		195	201,825
MacDermid, Inc., 9.50%, 4/15/17 (b)		555	581,362
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		255	274,444
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		125	124,375
PolyOne Corp., 7.38%, 9/15/20		100	102,250
Rhodia SA, 6.88%, 9/15/20 (b)		360	367,200
TPC Group LLC, 8.25%, 10/01/17 (b)		155	159,263

			4,115,852

Commercial Banks — 2.9%
CIT Group, Inc.:
7.00%, 5/01/16		928	912,169
7.00%, 5/01/17		2,731	2,662,512

			3,574,681

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15		350	389,375
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		140	141,750
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		105	107,494
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		275	303,875
West Corp. (b):
8.63%, 10/01/18		450	468,000
7.88%, 1/15/19		180	177,750

			1,588,244

Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (f)		170	181,688

Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		320	334,400
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (g)		145	145,000
7.80%, 6/01/12		300	318,036
6.63%, 8/15/17		360	371,059

			1,168,495

Corporate Bonds	Par (000)		Value

Containers & Packaging — 2.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	285	$364,393
Ball Corp., 6.75%, 9/15/20	USD	250	266,250
Berry Plastics Corp.:
8.25%, 11/15/15		65	67,600
9.75%, 1/15/21 (b)		325	311,187
Graham Packaging Co. LP, 8.25%, 10/01/18		115	116,725
Graphic Packaging International, Inc.:
9.50%, 6/15/17		355	385,175
7.88%, 10/01/18		185	191,938
Impress Holdings BV, 3.41%, 9/15/13 (b)(g)		700	694,750
OI European Group BV, 6.88%, 3/31/17	EUR	100	132,725
Pregis Corp., 12.38%, 10/15/13	USD	1,034	1,028,830

			3,559,573

Diversified Financial Services — 5.3%
Ally Financial Inc.:
7.50%, 12/31/13		90	94,725
2.50%, 12/01/14 (g)		156	139,625
8.30%, 2/12/15		870	915,675
6.25%, 12/01/17 (b)		340	326,400
8.00%, 3/15/20 (b)		790	813,700
7.50%, 9/15/20 (b)		910	891,800
8.00%, 11/01/31		150	153,209
8.00%, 11/01/31		270	279,450
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		205	213,713
FCE Bank Plc, 7.13%, 1/15/13	EUR	450	600,183
Leucadia National Corp., 8.13%, 9/15/15	USD	540	585,900
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		595	620,287
Reynolds Group Issuer, Inc. (b):
7.13%, 4/15/19		270	274,725
9.00%, 4/15/19		670	681,725

			6,591,117

Diversified Telecommunication Services — 4.2%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		480	470,400
Frontier Communications Corp.:
8.25%, 4/15/17		246	270,600
8.50%, 4/15/20		180	198,000
GCI, Inc., 8.63%, 11/15/19		600	652,500
ITC Deltacom, Inc., 10.50%, 4/01/16		170	182,325
Level 3 Communications, Inc., 6.50%, 10/01/16 (f)		60	65,475
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		90	95,850
Qwest Communications International, Inc.:
7.50%, 2/15/14		910	919,100
8.00%, 10/01/15		300	318,750
Series B, 7.50%, 2/15/14		540	545,400
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)		850	897,812
Windstream Corp.:
8.13%, 8/01/13		112	122,360

2	BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Windstream Corp. (concluded):
8.63%, 8/01/16	USD	205	$212,688
7.88%, 11/01/17		253	265,650

			5,216,910

Electric Utilities — 0.6%
Elwood Energy LLC, 8.16%, 7/05/26		384	370,873
Salton Sea Funding Corp., Series E, 8.30%, 5/30/11		375	380,499

			751,372

Electronic Equipment, Instruments & Components — 0.2%
NXP BV, 3.05%, 10/15/13 (g)		225	212,625

Energy Equipment & Services — 1.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		115	114,425
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		485	497,125
7.75%, 5/15/17		170	178,500
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		205	205,000
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		285	282,862
Global Geophysical Services, Inc., 10.50%, 5/01/17		120	118,800
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		310	344,100
Precision Drilling Corp., 6.63%, 11/15/20 (b)		175	176,750
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		255	271,575

			2,189,137

Food & Staples Retailing — 0.6%
Rite Aid Corp.:
9.75%, 6/12/16		195	209,381
7.50%, 3/01/17		290	273,325
8.00%, 8/15/20 (b)		240	247,200

			729,906

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		100	103,625
Reddy Ice Corp., 11.25%, 3/15/15		210	212,100
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		60	67,800
TreeHouse Foods, Inc., 7.75%, 3/01/18		70	75,950

			459,475

Health Care Equipment & Supplies — 1.5%
DJO Finance LLC, 10.88%, 11/15/14		1,135	1,237,150
Hologic, Inc., 2.00%, 12/15/37 (f)(h)		665	616,787

			1,853,937

Corporate Bonds	Par (000)		Value

Health Care Providers & Services — 5.0%
American Renal Holdings, 8.38%, 5/15/18 (b)	USD	130	$134,550
DaVita, Inc., 6.38%, 11/01/18		180	178,425
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)		325	356,281
HCA, Inc.:
9.13%, 11/15/14		620	646,350
8.50%, 4/15/19		465	506,850
7.25%, 9/15/20		1,295	1,358,131
inVentiv Health Inc., 10.00%, 8/15/18 (b)		300	294,750
Omnicare, Inc.:
6.13%, 6/01/13		120	119,100
7.75%, 6/01/20		290	297,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		747	801,157
10.00%, 5/01/18		257	287,198
8.88%, 7/01/19		1,175	1,251,375

			6,231,417

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,125	1,310,625
MedAssets, Inc., 8.00%, 11/15/18 (b)		75	75,563

			1,386,188

Hotels, Restaurants & Leisure — 2.1%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		550	561,000
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		245	246,531
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17		310	337,900
10.00%, 12/15/18		320	270,400
MGM Resorts International:
10.38%, 5/15/14		125	138,750
11.13%, 11/15/17		390	440,700
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)		110	105,325
Travelport LLC:
4.92%, 9/01/14 (g)		75	67,875
9.88%, 9/01/14		100	99,000
9.00%, 3/01/16 (b)		60	59,550
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		215	516
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)		585	248,625

			2,576,172

Household Durables — 3.0%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		145	139,925
12.00%, 10/15/17		720	824,400
9.13%, 6/15/18		915	878,400
Jarden Corp., 7.50%, 1/15/20	EUR	140	186,724
Ryland Group Inc., 6.63%, 5/01/20	USD	315	303,975
Standard Pacific Corp.:
9.25%, 4/15/12		60	64,800
6.25%, 4/01/14		50	52,000
7.00%, 8/15/15		65	66,950

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Standard Pacific Corp. (concluded):
10.75%, 9/15/16	USD	890	$1,014,600
8.38%, 5/15/18		210	216,300

			3,748,074

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (b)		115	114,713

IT Services — 1.2%
First Data Corp.:
9.88%, 9/24/15		50	42,500
10.55%, 9/24/15 (d)		530	447,666
iPayment, Inc., 9.75%, 5/15/14		335	309,875
iPayment Investors LP, 12.75%, 7/15/14 (b)(d)		275	236,421
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		220	217,800
7.63%, 11/15/20		280	280,000

			1,534,262

Independent Power Producers & Energy Traders — 3.2%
AES Red Oak LLC, Series B, 9.20%, 11/30/29		1,250	1,234,375
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		600	631,500
Calpine Corp., 7.50%, 2/15/21 (b)		215	211,237
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		1,460	1,493,805
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		81	83,078
NRG Energy, Inc.:
7.25%, 2/01/14		175	178,500
7.38%, 2/01/16		90	90,450

			3,922,945

Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		1,060	1,131,550
13.50%, 12/01/15 (d)		1,770	1,919,952

			3,051,502

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		800	826,000
USI Holdings Corp., 4.16%, 11/15/14 (b)(g)		310	265,050

			1,091,050

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)		270	271,350

Machinery — 2.0%
AGY Holding Corp., 11.00%, 11/15/14		700	630,875
Navistar International Corp.:
3.00%, 10/15/14 (f)		760	937,650
8.25%, 11/01/21		410	439,725
Oshkosh Corp., 8.25%, 3/01/17		70	75,250

Corporate Bonds	Par (000)		Value

Machinery (concluded)
Titan International, Inc. (b):
5.63%, 1/15/17 (f)	USD	110	$197,450
7.88%, 10/01/17		190	197,600

			2,478,550

Marine — 0.5%
Horizon Lines, Inc., 4.25%, 8/15/12 (f)		700	637,875

Media — 11.3%
Affinion Group, Inc., 7.88%, 12/15/18 (b)		40	36,900
CCH II LLC, 13.50%, 11/30/16		457	537,714
CCO Holdings LLC (b):
7.88%, 4/30/18		220	227,700
8.13%, 4/30/20		220	231,000
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)		69	1,380
CSC Holdings, Inc., 8.50%, 4/15/14		180	197,325
Checkout Holding Corp., 10.99%, 11/15/15 (b)(e)		405	245,025
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		391	414,460
Series B, 9.25%, 12/15/17		1,986	2,120,055
Cox Enterprises, Inc. Loan Close 2, 4.00%, 8/15/18		303	302,633
Cox Enterprises, Inc. Loan Close 3, 12.00%, 8/15/18		350	350,000
Cox Enterprises, Inc. Shares Loan, 4.00%, 8/15/18		357	356,844
DISH DBS Corp., 7.00%, 10/01/13		192	204,480
Gray Television, Inc., 10.50%, 6/29/15		205	205,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		160	129,600
9.50%, 5/15/15		190	175,750
Intelsat Corp., 9.25%, 6/15/16		650	684,125
Interactive Data Corp., 10.25%, 8/01/18 (b)		480	518,400
Liberty Global, Inc., 4.50%, 11/15/16 (f)		180	266,400
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		485	489,850
The McClatchy Co., 11.50%, 2/15/17		170	178,075
Nielsen Finance LLC:
11.63%, 2/01/14		110	125,400
7.75%, 10/15/18 (b)		970	986,975
ProQuest LLC, 9.00%, 10/15/18 (b)		230	236,900
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(f)(i)		1,427	14,274
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,813	1,883,254
Regal Entertainment Group, 9.13%, 8/15/18		155	163,525
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		295	295,000
UPC Germany GmbH (b):
8.13%, 12/01/17		425	442,000
8.13%, 12/01/17	EUR	175	235,108

4	BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
UPC Germany GmbH (b) (concluded): 9.63%, 12/01/19	USD	245	$337,102
UPC Holding BV, 9.88%, 4/15/18 (b)		300	322,500
Unitymedia GmbH, 9.63%, 12/01/19	EUR	100	137,593
Univision Communications, Inc., 7.88%, 11/01/20 (b)	USD	215	219,838
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	175	226,022
Ziggo Finance BV, 6.13%, 11/15/17 (b)		370	468,269

			13,966,476

Metals & Mining — 2.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		400	422,000
7.38%, 2/15/16		105	107,100
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)		735	744,187
Goldcorp, Inc., 2.00%, 8/01/14 (f)		250	303,437
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)		200	278,000
Novelis, Inc., 11.50%, 2/15/15		325	399,750
Ryerson, Inc.:
7.66%, 11/01/14 (g)		180	167,850
12.00%, 11/01/15		100	102,625
Steel Dynamics, Inc., 7.38%, 11/01/12		175	186,375
United States Steel Corp., 7.38%, 4/01/20		110	109,870
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		295	312,700

			3,133,894

Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (d)		2,020	2,343,200

Oil, Gas & Consumable Fuels — 8.9%
Arch Coal, Inc., 7.25%, 10/01/20		400	438,000
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		225	294,750
10.75%, 2/01/18		45	54,844
Berry Petroleum Co., 8.25%, 11/01/16		275	285,312
Bill Barrett Corp., 9.88%, 7/15/16		20	21,800
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		105	104,475
Chesapeake Energy Corp.:
6.50%, 8/15/17		235	236,763
6.63%, 8/15/20		855	861,412
2.25%, 12/15/38 (f)		375	282,187
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		135	143,775
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		85	91,375
10.25%, 12/15/15		520	512,200
Consol Energy, Inc., 8.25%, 4/01/20 (b)		920	995,900

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Continental Resources Inc., 7.13%, 4/01/21 (b)	USD	170	$178,500
Crosstex Energy LP, 8.88%, 2/15/18		85	88,613
Denbury Resources, Inc.:
7.50%, 12/15/15		75	77,250
8.25%, 2/15/20		348	379,320
Energy Transfer Equity LP, 7.50%, 10/15/20		315	326,025
Harvest Operations Corp., 6.88%, 10/01/17 (b)		45	46,463
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		360	369,000
Linn Energy LLC (b):
8.63%, 4/15/20		515	545,900
7.75%, 2/01/21		275	279,125
MarkWest Energy Partners LP, 6.75%, 11/01/20		120	119,700
Massey Energy Co., 6.88%, 12/15/13		435	438,262
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		875	918,750
OPTI Canada, Inc. (b):
9.00%, 12/15/12		820	815,900
9.75%, 8/15/13		480	477,600
Patriot Coal Corp., 8.25%, 4/30/18		105	105,000
Peabody Energy Corp., 6.50%, 9/15/20		500	540,000
Petrohawk Energy Corp.:
10.50%, 8/01/14		180	202,950
7.88%, 6/01/15		210	216,300
Range Resources Corp., 8.00%, 5/15/19		200	218,000
Teekay Corp., 8.50%, 1/15/20		300	327,000

			10,992,451

Paper & Forest Products — 2.9%
Boise Paper Holdings LLC:
9.00%, 11/01/17		155	170,887
8.00%, 4/01/20		70	75,775
Clearwater Paper Corp.:
10.63%, 6/15/16		185	212,287
7.13%, 11/01/18 (b)		270	274,725
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		755	834,275
NewPage Corp., 11.38%, 12/31/14		1,490	1,348,450
Norske Skog Canada Ltd., 7.38%, 3/01/14		175	113,313
PH Glatfelter Co., 7.13%, 5/01/16		100	103,250
Verso Paper Holdings LLC, 11.50%, 7/01/14		405	439,425

			3,572,387

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (g)		420	343,350
Novasep Holding SAS, 9.75%, 12/15/16 (b)		473	331,100

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	175	$172,813
7.00%, 10/01/20		225	219,375

			1,066,638

Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		275	281,875
6.75%, 10/01/20 (b)		425	429,250

			711,125

Real Estate Investment Trusts (REITs) — 0.4%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		245	244,388
The Rouse Co. LP, 6.75%, 11/09/15		240	246,000

			490,388

Real Estate Management & Development — 0.1%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (b)		160	160,000

Road & Rail — 1.1%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		240	251,400
8.25%, 1/15/19 (b)		265	259,038
The Hertz Corp., 7.50%, 10/15/18 (b)		485	489,850
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)		380	388,550

			1,388,838

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)		135	138,375
Linear Technology Corp., Series A, 3.00%, 5/01/27 (f)		200	207,000
Spansion LLC, 7.88%, 11/15/17 (b)		130	132,438

			477,813

Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		155	156,550
Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(h)		470	429,462
Hillman Group, Inc., 10.88%, 6/01/18 (b)		250	275,000
Ltd. Brands, Inc., 8.50%, 6/15/19		70	80,675
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		130	126,425
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)		235	236,763
Rent-A-Center Inc., 6.63%, 11/15/20 (b)		110	108,350
Sonic Automotive, Inc., 9.00%, 3/15/18		175	180,688

Corporate Bonds		Par (000)	Value

Specialty Retail (concluded)
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)	USD	200	$208,750
United Auto Group, Inc., 7.75%, 12/15/16		655	643,537

			2,446,200

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15		150	153,375

Wireless Telecommunication Services — 4.6%
Cricket Communications, Inc.:
10.00%, 7/15/15		540	569,700
7.75%, 5/15/16		320	327,200
Digicel Group Ltd. (b):
8.88%, 1/15/15		370	373,700
9.13%, 1/15/15		1,220	1,232,200
8.25%, 9/01/17		420	441,000
10.50%, 4/15/18		200	220,000
FiberTower Corp., 9.00%, 1/01/16		147	126,402
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		305	304,237
iPCS, Inc., 2.41%, 5/01/13 (g)		330	315,150
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		240	248,700
6.63%, 11/15/20		350	333,375
NII Holdings, Inc., 3.13%, 6/15/12 (f)		170	165,113
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		500	499,375
Series F, 5.95%, 3/15/14		50	48,250
Sprint Capital Corp., 6.88%, 11/15/28		580	493,000

			5,697,402

Total Corporate Bonds – 95.0%			117,696,803

Floating Rate Loan Interests (g)

Building Products — 1.4%
CPG International I, Inc., Term Loan, 7.25%, 2/28/11	1,466	1,466,080
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/13/17	300	306,825

		1,772,905

Commercial Services & Supplies — 1.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16	500	509,166
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16	325	329,933
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15	450	455,786
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16	450	448,875

		1,743,760

6	BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value

Consumer Finance — 1.6%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15	USD	2,000	$2,014,688

Electric Utilities — 0.6%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		673	684,005

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		400	403,000

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.: Add-on Term Loan, 7.75%, 3/02/15		293	286,650
Tranche A Term Loan, 8.50%, 2/22/15		216	212,031
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		399	400,988

			899,669

Hotels, Restaurants & Leisure — 1.7%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.28%, 3/27/12		2,233	2,070,720

Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		500	504,063

IT Services — 0.5%
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		192	172,422
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		421	379,332

			551,754

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.75%, 10/10/14		89	68,850
Initial Tranche B-3 Term Loan, 3.75%, 10/10/14		1,455	1,119,804

			1,188,654

Media — 1.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		733	734,958
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14		440	406,708
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		750	795,000

			1,936,666

Multiline Retail — 0.1%
The Neiman Marcus Group, Inc., Term Loan B, 4.30%, 4/06/16		117	114,411

Oil, Gas & Consumable Fuels — 1.5%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		1,130	1,152,600

Floating Rate Loan Interests (g)	Par (000)			Value

Oil, Gas & Consumable Fuels (concluded)
Turbo Beta Ltd., Dollar Facility, 14.25%, 3/15/18	USD	1,055		$738,704

				1,891,304

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, PIK Loan, 7.29%, 2/01/13		491		392,594

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75% - 1.76%, 6/28/11		100		95,694

Real Estate Management & Development — 0.7%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		352		323,225
Synthetic Letter of Credit, 0.11%, 10/10/13		48		44,059
Term Loan (Second Lien), 13.50%, 10/15/17		500		541,875

				909,159

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.01%, 5/29/14		74		64,245
Michaels Stores, Inc., Term Loan B-1, 2.56%, 10/31/13		165		159,470

				223,715

Wireless Telecommunication Services — 0.6%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		750		761,250

Total Floating Rate Loan Interests – 14.7%				18,158,011

Other Interests (j)	Beneficial Interest (000)

Auto Components — 0.4%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(k)	436,754

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		5		953

Total Other Interests – 0.4%				437,707

Preferred Securities

Preferred Stocks	Shares

Automobiles — 1.2%
General Motors Co., 4.75% (a)		29,400		1,490,580

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Media — 0.1%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(g)	16,138	—
Emmis Communications Corp., Series A, 6.25% (a)(f)	10,300	$151,925

		151,925

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	4,171	54,682

Specialty Retail — 0.4%
Lazydays RV Center, Inc., 0.00% (a)	350	516,494

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)	10,000	5,750
Freddie Mac, Series Z, 8.38% (a)	31,930	17,242

		22,992

Total Preferred Securities – 1.8%		2,236,673

Warrants (l)

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	18,441	—

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No expiration)	1	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	167	2
HMH Holdings/EduMedia (Expires 3/09/17)	3,476	—

		2

Total Warrants – 0.0%		2

Total Long-Term Investments (Cost – $139,194,053) – 113.1%		140,062,538

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (m)(n)	849,355	849,355

Total Short-Term Securities (Cost – $849,355) – 0.7%		849,355

Total Investments (Cost – $140,043,408*) – 113.8%		140,911,893
Liabilities in Excess of Other Assets – (13.8)%		(17,099,077)

Net Assets – 100.0%		$123,812,816

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$140,343,038

Gross unrealized appreciation	$6,873,442
Gross unrealized depreciation	(6,304,587)

Net unrealized appreciation	$568,855

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.	$202,000	$2,000

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

8	BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,032,818	(1,183,463)	849,355	$1,226

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	4,219,097	EUR	3,081,500	Deutsche Bank AG	1/28/2011	$220,040

Total						$220,040

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

47	E-mini S&P 500	Chicago Mercantile	December 2010	$2,779,308	$7,248

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments
Common Stocks	$1,226,825	$125	$306,392	$1,533,342
Corporate Bonds	—	115,977,285	1,719,518	117,696,803
Floating Rate Loan Interests	—	10,163,767	7,994,244	18,158,011
Other Interests	—	436,754	953	437,707
Preferred Securities	1,720,179	—	516,494	2,236,673
Warrants	—	—	2	2
Short-Term Investments	849,355	—	—	849,355
Liabilities:
Unfunded Loan Commitments	—	—	(737)	(737)

Total	$3,796,359	$126,577,931	$10,536,866	$140,911,156

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$7,248	—	—	$7,248
Foreign currency exchange contracts	—	$220,040	—	220,040

Total	$7,248	$220,040	—	$227,288

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Balance as of August 31, 2010	$283,463	$3,070,692	$5,191,058	$953	$417,114	$—	$(2,026)	$8,961,254
Accrued discounts/ premium	—	—	3,732	—	—	—	—	3,732
Net realized gain (loss)	—	—	86,490	—	—	—	—	86,490
Net change in unrealized appreciation/ depreciation[2]	230,838	(1,344,787)	79,522	—	99,380	—	1,289	(933,758)
Purchases	357,740	—	8,102	—	—	—	—	365,842
Sales	(565,649)	(6,387)	(1,779,346)	—	—	—	—	(2,351,382)
Transfers in3	—	—	4,404,686	—	—	2	—	4,404,688
Transfers out[3]	—	—	—	—	—	—	—	—

Balance, as of November 30, 2010	$306,392	$1,719,518	$7,994,244	$953	$516,494	$2	$(737)	$10,536,866

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(901,881).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: January 26, 2011